SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended						3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 17, 2021	Jul. 15, 2021	Jul. 09, 2021	Jul. 07, 2021	Feb. 12, 2021	Feb. 11, 2021	Jan. 11, 2021	Aug. 03, 2020	Aug. 17, 2021	Jul. 28, 2021	Jul. 26, 2021	Mar. 29, 2021	Jan. 26, 2021	Dec. 04, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 27, 2021	May 21, 2021	Apr. 16, 2021	Apr. 09, 2021	Apr. 02, 2021	Feb. 25, 2021	Jan. 04, 2021
Subsequent Event [Line Items]
Notes payable															$ 787,412			$ 787,412		$ 128,021	$ 219,617
Accrued interest																				$ 0	11,244
Shares issued																				7,110,340
Shares issued, value															$ 241,776	$ 90,000	$ 616,667			$ 1,142,992	1,270,080
Number of warrants exercised															40,700,000			40,700,000
Strike price of warrants																				$ 0.30
Subscription liability																				$ 40,000
Amount of debt conversion																					$ 531,100
Common Stock, Par or Stated Value Per Share															$ 0.001			$ 0.001		$ 0.001	$ 0.001
Proceeds from Convertible Debt																		$ 579,741	$ 585,000	$ 1,620,000	$ 408,000
Approximate net proceeds of private placement offering									$ 4,770,000
Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate																								18.00%	18.00%	18.00%
Debt Instrument, Face Amount																							$ 300,000	$ 25,000	$ 50,000	$ 200,000
Restricted Common Stock [Member]
Subsequent Event [Line Items]
Shares issued														6,590,340
Amount of debt conversion																				$ 1,104,476
Share issued for service																				600,000
Accredited Investor [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Subscription liability																				$ 40,000
Secured Convertible Promissory Note Agreements With Related Party [Member]
Subsequent Event [Line Items]
Amount of debt conversion								$ 1,000,000
Interest rate								20.00%
Debt Instrument, Maturity Date								Feb. 03, 2021
Common Stock, Par or Stated Value Per Share								$ 0.001
Proceeds from Convertible Debt								$ 500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued							600,000		19,398,144
Shares issued, value							$ 174,000		$ 5,334,490
Description of private placement offering	On August 17, 2021, the Company conducted the closing (the “Closing”) of a private placement offering to accredited investors (the “Offering”) of the Company’s units (the “Units”) at a price of $0.275 per Unit, with each Unit consisting of: (i) one (1) share of the Company’s common stock, (ii) a five-year, immediately exercisable warrant (“Warrant A”) to purchase one (1) share of common stock at an exercise price of $0.33 per share (“Exercise Price”) and (iii) an additional five-year, immediately exercisable warrant to purchase one (1) share of common stock at the Exercise Price (“Warrant B”). The Warrant A and Warrant B are identical, except that the Warrant B has a call feature in favor of the Company.
Subsequent Event [Member] | Consulting Agreements [Member]
Subsequent Event [Line Items]
Share issued for service			600,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date		Aug. 18, 2021
Subsequent Event [Member] | Accredited Investor [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Shares issued												127,128	200,000
Shares issued, value												$ 23,900
Number of warrants exercised													1,000,000
Strike price of warrants													$ 0.1235
Proceeds from exercise of warrants													$ 123,500
Subsequent Event [Member] | Accredited Investor [Member] | Unrestricted Common Stock [Member]
Subsequent Event [Line Items]
Shares issued						250,000
Shares issued, value						$ 50,000
Subsequent Event [Member] | Ronald J Lo Ricco [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate				10.00%
Debt Instrument, Maturity Date				Jul. 23, 2021
Debt Instrument, Face Amount				$ 50,000
Subsequent Event [Member] | Michael V Barbera [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate				10.00%
Debt Instrument, Maturity Date				Jul. 23, 2021
Debt Instrument, Face Amount				$ 50,000
Subsequent Event [Member] | David Anderson [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate		10.00%									10.00%
Debt Instrument, Maturity Date		Jul. 23, 2021									Aug. 02, 2021
Debt Instrument, Face Amount		$ 20,000									$ 30,500
Subsequent Event [Member] | Simon Kay [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate																						10.00%
Debt Instrument, Maturity Date										Aug. 03, 2021
Debt Instrument, Face Amount																						$ 10,000
Subsequent Event [Member] | Paycheck Protection Program [Member]
Subsequent Event [Line Items]
Notes payable																												$ 123,381
Accrued interest																												$ 825
Subsequent Event [Member] | Secured Convertible Promissory Note Agreements With Related Party [Member]
Subsequent Event [Line Items]
Notes payable					$ 1,000,000
Accrued interest					$ 110,005
Number of warrants exercised					11,250,000
Amount of debt conversion					$ 1,610,005
Debt Conversion, Converted Instrument, Rate					20.00%
Additional notes payable					$ 500,000
Interest rate					20.00%
Debt Instrument, Maturity Date					May 12, 2021
Debt Instrument, Face Amount					$ 1,207,504
Subsequent Event [Member] | Secured Convertible Promissory Note Agreements With Related Party [Member] | Noteholders [Member]
Subsequent Event [Line Items]
Number of warrants exercised					15,000,000
Strike price of warrants					$ 0.20
Proceeds from Convertible Debt					$ 3,000,000
Subsequent Event [Member] | Secured Convertible Promissory Note Agreements With Related Party [Member] | Third Party Investor [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Rate					1.00%
Common Stock, Par or Stated Value Per Share					$ 0.001
Proceeds from Convertible Debt					$ 500,000
Subsequent Event [Member] | Promissory Note Agreement With Its Bank [Member]
Subsequent Event [Line Items]
Notes payable																											$ 165,747
Interest rate																											1.00%